INVENTORIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Inventories recognized as expense	$ 405,800	$ 387,227	$ 441,371
Amount expensed (credited) to cost of sales	$ (10,255)	$ (1,119)	$ 14,136